Intangible Assets	12 Months Ended
Dec. 31, 2022
Disclosure of Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 13: INTANGIBLE ASSETS

	Notes	Systems software	Favorable lease	Total
Cost
Balance as of January 1, 2022		5,150	1,800	6,950
Measurement period adjustment to business combination	5	—	200	200
Balance as of December 31, 2022		5,150	2,000	7,150

Accumulated amortization
Balance as of January 1, 2022		5,008	261	5,269
Amortization		109	1,739	1,848
Balance as of December 31, 2022		5,117	2,000	7,117

Net book value as of December 31, 2022		33	—	33

	Notes	Systems software	Favorable lease	Total
Cost
Balance as of January 1, 2021		5,150	—	5,150
Additions through business combination	5	—	1,800	1,800
Balance as of December 31, 2021		5,150	1,800	6,950

Accumulated amortization
Balance as of January 1, 2021		4,773	—	4,773
Amortization		235	261	496
Balance as of December 31, 2021		5,008	261	5,269

Net book value as of December 31, 2021		142	1,539	1,681